Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Translation risk - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	€ 42,270	€ 42,238	€ 41,381
Reported EBITDA			11,977
Operating income	5,521	€ 5,930	€ 4,829
Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	42,270
Reported EBITDA	12,680
Operating income	5,521
Euro Member Countries, Euro | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	31,866
Reported EBITDA	9,816
Operating income	€ 4,257
Increase in euro interest rates (as a percent)	10.00%
Revenues. appreciation	€ (946)
Reported EBITDA, appreciation	(260)
Operating income, appreciation	€ (115)
Decrease in euro interest rates (as a percent)	10.00%
Revenues. depreciation	€ 1,156
Reported EBITDA, depreciation	318
Operating income, depreciation	140
United States of America, Dollars | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	1,105
Reported EBITDA	54
Operating income	15
United Kingdom, Pounds | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	275
Reported EBITDA	19
Operating income	1
Polish Zloty | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	2,559
Reported EBITDA	635
Operating income	91
Egyptian Pound | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	878
Reported EBITDA	317
Operating income	128
Jordan, Dinars | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	386
Reported EBITDA	141
Operating income	57
Morocco, Dirhams | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	585
Reported EBITDA	158
Operating income	18
Other currencies [member] | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	4,616
Reported EBITDA	1,541
Operating income	€ 954